Cost of sales	6 Months Ended
Sep. 30, 2024
Cost Of Sales [Abstract]
Cost of sales [Text Block]

21. Cost of sales

Cost of sales were comprised of the following for the period ended:

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
Digital currency mining	19,650	17,676	38,496	33,055
High performance computing hosting	1,832	420	3,787	567
Total	21,482	18,096	42,283	33,622